This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

Scudder
Greater Europe
Growth Fund

Annual Report
October 31, 1995




o For investors seeking long-term growth of capital through investment primarily in the equity securities of European companies.

o A pure no-load(TM) fund with no commissions to buy, sell, or exchange shares.

SCUDDER GREATER EUROPE GROWTH FUND

   CONTENTS

  2 In Brief

  3 Letter from the Fund's Chairman

  4 Performance Update

  5 Portfolio Summary

  6 Portfolio Management Discussion

 10 Investment Portfolio

 16 Financial Statements

 19 Financial Highlights

 20 Notes to Financial Statements

 24 Report of Independent Accountants

 25 Tax Information

 25 Officers and Directors

 26 Investment Products and Services

 27 How to Contact Scudder

IN BRIEF

- Scudder Greater Europe Growth Fund provided a total return of 15.06% for the 12 months ended October 31, 1995, comfortably outperforming the average European region fund tracked by Lipper Analytical Services, Inc.

- European markets are attractively valued and the outlook for earnings and dividend growth remains constructive. While uncertainties surrounding the prospect of Western Europe's economic integration preoccupy the market, growth is moderate, inflation is under control, and lower interest rates are anticipated--an excellent scenario for investors, in our opinion.

- Portfolio focus is on selecting stocks of European companies positioned to benefit from market opportunities that develop, whether domestic, regional, or global. Fund holdings currently include emerging global competitors such as the fast-growing German software manufacturer SAP, as well as companies with a domestic focus such as Telecom Italia Mobile, the primary supplier of cellular phone service in Italy.

LETTER FROM THE FUND'S CHAIRMAN

Dear Shareholders,

         Over the past 12 months, several European bourses rallied strongly as Europe enjoyed the benefits of low inflation, moderate economic growth, and monetary easing. Volatility in the currency markets created concerns for investors, but generally the markets have trended upward in dollar terms. We are particularly pleased with the return of Scudder Greater Europe Growth Fund for the annual period ended October 31, 1995. The Fund's 15.06% total return is clearly above-average when measured against its benchmark index and the average return of its peer group.

         Although strong, European markets have failed to keep pace with the U.S. stock market, which returned 26.44% for the Fund's fiscal year. The fact that the U.S. market has outperformed European markets on the whole suggests that European markets are attractively valued by comparison. We expect relative valuations to change in the coming months as the U.S. stock market peaks under pressure from slowing earnings growth and as several factors combine to heighten demand for non-U.S. investments. Furthermore, we believe economic cycles in many foreign markets are more favorable for equity investment than in the United States, and Europe in particular has yet to realize the full benefits of ongoing privatization and corporate restructuring. In view of these conditions, we are confident that Scudder Greater Europe Growth Fund is well-positioned to provide attractive returns for its shareholders over time.

         We would also like to take this opportunity to announce that on October 6, 1995, we introduced Scudder Small Company Value Fund, a pure no-load(TM) mutual fund designed to seek long-term growth of capital through a disciplined, value-oriented approach to small-stock investing. For more information about Scudder Small Company Value Fund and other investment products and services, see page 26.

                                      Sincerely,

                                      /s/Edmond D. Villani
                                      Edmond D. Villani
                                      Chairman,
                                      Scudder Greater Europe Growth Fund

SCUDDER GREATER EUROPE GROWTH FUND
PERFORMANCE UPDATE as of October 31, 1995
-----------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT
-----------------------------------------------------------------
SCUDDER GREATER EUROPE GROWTH FUND
----------------------------------------
                     Total Return
Period    Growth    --------------
Ended       of                Average
10/31/95  $10,000  Cumulative  Annual
--------  -------  ----------  ------
1 Year    $11,506    15.06%    15.06%
Life of
  Fund*   $11,679    16.79%    15.81%

MORGAN STANLEY CAPITAL INTERNATIONAL
(MSCI) EUROPE 14 INDEX
--------------------------------------
                     Total Return
Period    Growth    --------------
Ended       of                Average
10/31/95  $10,000  Cumulative  Annual
--------  -------  ----------  ------
1 Year    $11,321    13.21%    13.21%
Life of
  Fund*   $11,321    13.21%    13.21%

* The Fund commenced operations on
  October 10, 1994. Index comparisons
  begin October 31, 1994.

A chart in the form of a line graph appears here, illustrating the Growth of a $10,000 Investment.
The data points from the graph are as follows:

Scudder Greater Europe Growth Fund
Year            Amount
----------------------
10/94*         $10,000
1/95           $ 9,466
4/95           $10,371
7/95           $11,482
10/95          $11,506


Morgan Stanley Capital International
(MSCI) Europe 14 Index
Year            Amount
----------------------
10/94*         $10,000
1/95           $ 9,596
4/95           $10,597
7/95           $11,485
10/95          $11,321

The Morgan Stanley Capital International (MSCI) Europe 14 Index is an unmanaged capitalization-weighted measure of 14 stock markets in Europe. Index returns assume dividends reinvested net of withholding tax and, unlike Fund returns, do not reflect any fees or expenses.


-----------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION
-----------------------------------------------------------------

A chart in the form of a bar graph appears here, illustrating the Fund Total Return (%) and Index Total
Return (%) with the exact data points listed in the table below.

YEARLY PERIODS ENDED OCTOBER 31

                        1994*     1995
                     --------------------
NET ASSET VALUE...    $12.18    $13.99
INCOME DIVIDENDS..    $   --    $  .02
FUND TOTAL
RETURN (%)........      1.50     15.06
INDEX TOTAL
RETURN (%)........        --     13.21


All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results.
Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased.
If the Adviser had not maintained the Fund's expenses, the average annual total return for the one year and life of Fund periods would have been lower.

PORTFOLIO SUMMARY as of October 31, 1995
---------------------------------------------------------------------------
GEOGRAPHICAL (Excludes 10% Cash Equivalents)
---------------------------------------------------------------------------

United Kingdom           16%
France                   16%              European markets are attractively
Germany                  12%              values and the outlook for
Italy                    11%              earnings growth is positive.
Netherlands              11%
Spain                    10%
Sweden                    9%
Switzerland               6%
Austria                   3%
Other                     6%
                        ----
                        100%
                        ====

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

--------------------------------------------------------------------------
SECTORS (Excludes 10% Cash Equivalents)
--------------------------------------------------------------------------
Manufacturing           13%
Financial               12%               Europe is homebase to a
Consumer Staples        12%               number of global leaders in
Health                  10%               new, rapidly growing industries
Consumer Discretionary   9%               as well as in established
Durables                 8%               industries which enjoy dynamic
Energy                   6%               growth prospects in the
Communications           6%               emerging nations of the world.
Service Industries       5%
Other                   19%
                       ----
                       100%
                       ====

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

--------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS
--------------------------------------------------------------------------
 1. TELECOM ITALIA MOBILE SPA
        Cellular telecommunication services in Italy
 2. GUCCI GROUP
        Designer and producer of personal luxury accessories and apparel in Italy
 3. BULGARIA SPA
        Manufacturer and retailer of fine jewelry, luxury watches and perfumes in Italy
 4. HEINEKEN HOLDINGS N.V.
        Brewery in the Netherlands
 5. SMITHKLINE BEECHAM
        Manufacturer of ethical drugs and healthcare products in the United Kingdom
 6. VEBA AG
        Electric utility, distributor of oil and chemicals in Germany
 7. NEXT PLC
        Retailer of clothing, accessories and fashion jewelry, also through home shopping, in the United Kingdom
 8. L.M. ERICSSON TELEPHONE CO.
        Leading manufacturer of cellular telephone equipment in Sweden
 9. SAP AG
        Computer software manufacturer in Germany
10. CARREFOUR
        Hypermarket and food retailing in France

Holdings include emerging global competitors as well as companies with a domestic focus.

--------------------------------------------------------------------------
For more complete details about the Fund's Investment Portfolio, see page 10.
A monthly Investment Portfolio Summary and quarterly Portfolio Holdings are available upon request.

SCUDDER GREATER EUROPE GROWTH FUND
PORTFOLIO MANAGEMENT DISCUSSION

Dear Shareholders,

         Scudder Greater Europe Growth Fund provided a total return of 15.06% for the 12 months ended October 31, 1995, including price change plus an income distribution of $0.02 per share. The Fund's net asset value on October 31, 1995, was $13.99, up from $12.18 on October 31, 1994. The Fund comfortably outperformed the average European region fund tracked by Lipper Analytical Services, Inc., which returned 9.33% for the period. The Fund's return also exceeded the 13.21% return of the unmanaged MSCI Europe 14 Index.

                     Review: Market and Economic Environment

         Early in the Fund's fiscal year, global markets were shaken by a series of events including rising interest rates, the peso devaluation in Mexico, and a devastating earthquake in Japan. These setbacks exacerbated anxiety over European political turbulence and economic divergence, and currency volatility drove investors to the safety of the deutschemark. In March, pessimism was replaced by optimism as interest rates eased globally. European markets powered ahead driven by expectations for economic recovery and the perception that the Bundesbank was pursuing a less restrictive interest rate policy, setting the stage for other central banks to do the same. However, political will has been in some cases at odds with the fiscal austerity measures required by economic integration. Until agendas become clearer, this tension will be played out in the marketplace. Moreover, in recent weeks, concerns about the viability of European Monetary Union have emerged, and European equities have retraced some of their gains as investors once again focus on exchange rates.

         Most European markets displayed positive performance over the past 12 months. The Nordic markets ranked among the top performers, with Sweden and Finland rising 26.3% and 15.6% in local terms, respectively. Two of the Fund's holdings, Ericsson and Nokia, global players in cellular telecommunications, helped propel these indices. The U.K. market returned a positive 12.5% in local terms, buoyed by a torrid Wall Street, a more favorable interest rate environment, and continued industry consolidation. U.K. holdings such as PowerGen, Southern Electric, Royal Bank of Scotland, and Zeneca were excellent performers due to merger activity in their respective industries. Though France had positive returns for the period, performance lagged that of other European markets, as the proposed 1996 budget called into question the government's commitment to fiscal rectitude in the face of domestic opposition to cuts in social spending programs. Markets in Switzerland and the Netherlands rose 37.4% and 15.6% respectively, with several portfolio holdings reflecting the strength of these markets.

                                  Looking Ahead

         In Europe, growth is moderate, inflation is low, and labor costs are under control. Budgetary concerns, however, currently preoccupy the markets as the timetable for economic integration draws nearer. Investors are fearful that economic activity may be weakened and market sentiment dampened by fiscal tightening and currency volatility. On the positive side, slower growth and moderate inflation create a favorable backdrop for further policy easing by the Bundesbank. In addition, we believe European markets are attractively valued, and the outlook for earnings and dividend growth remains constructive. Though political uncertainty will likely persist, resulting in currency volatility, our view is that such episodes will present buying opportunities, particularly if the result is easier monetary policy as may be the case in France.

         There are concerns that upcoming privatizations will cloud market performance in Europe. We believe that well-managed privatization programs do not pose a risk. This has been illustrated in the U.K., where far-reaching deregulation over time has correlated with high equity returns. A major feature of Germany's market in 1996 will be the $11 billion privatization of Deutsche Telekom, which we believe will sow the seeds for broader participation in German equities.

                       Portfolio Strategy and Key Holdings

         Portfolio focus is on selecting stocks of European companies positioned to benefit from market opportunities that develop, whether domestic, regional, or global. We are pleased with the outstanding returns this year of a number of holdings. Fund performance has been enhanced by positions in emerging European global competitors such as SAP, the fast-growing German software manufacturer, and Nordic telecommunication companies Nokia and Ericsson. The portfolio currently is also invested in telecommunication stocks with a domestic focus, such as Telecom Italia Mobile, the primary supplier of cellular phone service in Italy. Italy has the fastest-growing cellular market in Europe, and recent stock price appreciation reflects the strong earnings momentum anticipated over the next few years.

         Holdings Heineken and Carrefour feature key characteristics of high-quality growth stocks. Netherlands-based Heineken produces one of the most popular beers in the world. In the face of slowing beer consumption, the company has built a strong position in the premium segment of the market and is expanding in Asia and Eastern Europe. Heineken has undergone significant restructuring and demonstrated its ability to produce consistently strong earnings and dividend growth. Carrefour is a leading French food retailer. The company is present in multiple segments of the food retailing market in France, where it pioneered the concept of hypermarkets -- a cross between a U.S. supermarket and a Wal-Mart. Carrefour has made a determined effort to diversify its sources of revenue and earnings geographically; the company's significant presence in Spain and Latin America and recent inroads into Asia are indicative of success in this regard.

         In a macroeconomic environment where growth appears to be slowing, holdings with a more defensive tilt, such as pharmaceuticals, have done well. Ciba-Geigy is a Swiss pharmaceutical conglomerate with a well-diversified product range. The company has undertaken substantial restructuring, disposing of lower-margin non-healthcare businesses and reducing its cost base. SmithKline Beecham, based in the U.K., is a diversified global pharmaceutical manufacturer with a strong product pipeline. The company is capitalizing on the changing face of the global healthcare industry and has built up a major presence in the European over-the-counter market. SmithKline Beecham has leveraged its existing strengths with the purchase of DPS, a pharmaceutical benefit manager that serves as a liaison between HMOs and the drug companies.

         Many U.K. industries are consolidating in the face of increasing global competitive pressures, more moderate growth forecasts for the world economy, and the fear that a potential victory for the Labor party may result in more government intervention. The Fund is positioned to benefit from this trend. Two holdings, PowerGen and Southern Electric -- high-quality utilities with excellent dividend growth prospects and attractive valuations -- were bid up over the period as focus on prospective mergers in the utility sector intensified. Another holding, Royal Bank of Scotland, offers the best exposure to technological advances in the banking and insurance sectors, in our opinion. Through its Direct Line subsidiary, the bank has innovated the way insurance products are sold in the U.K. and has expanded into mortgage services. One of the few viable targets in the market, the bank's stock has rallied as the result of scrutiny by potential partners.

         Ongoing political turmoil may provide a volatile backdrop, but many Italian companies are nevertheless prospering on the strength of their positions in attractive market niches. The Fund has profited from its investment in several of these companies. For example, Luxottica is a world leader in eyeglass frame manufacture, capitalizing on its skilled, flexible, and relatively cost-competitive labor force, as well as its marketing and design strengths. Volume growth and expanding margins from product mix upgradings have supported consistent earnings growth of 15-20% a year. The luxury goods market is another appealing niche, as ever-more-discerning consumers are willing to pay up for the perceived quality of select franchises. Fund holdings Bulgari and Gucci possess such franchises. Both companies have recently offered their shares to the market and have managements with sound business plans.

                         A Broad Range of Opportunities

         The European arena offers investors a wide range of investment opportunities. Europe is home to a number of global leaders in new, rapidly growing industries such as software and mobile communications, as well as in established industries that enjoy dynamic growth prospects in the emerging nations of the world. The process of European integration and industry restructuring will spawn stronger companies. New companies are coming to the market, and over time the broadening and deepening of Europe's own emerging markets will provide a further dimension. Scudder Greater Europe Growth Fund continues to offer long-term investors a diversified approach to participating in these exciting opportunities.

Sincerely,
Your Portfolio Management Team

/s/Carol L. Franklin               /s/Nicholas Bratt
Carol L. Franklin                  Nicholas Bratt


/s/Joan R. Gregory
Joan R. Gregory

                             Scudder Greater Europe
                                  Growth Fund:
                          A Team Approach to Investing

   Scudder Greater Europe Growth Fund is managed by a team of Scudder investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by Scudder's large staff of economists, research analysts, traders and other investment specialists who work in Scudder's offices across the United States and abroad. Scudder believes its team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

   Carol L. Franklin, Lead Portfolio Manager, sets Fund investment strategy and oversees its daily operation. Carol joined Scudder in 1981 and has nine years of European research and investment management experience. Nicholas Bratt, Portfolio Manager, helps set the Fund's general investment strategies. Nick has over 20 years of experience in worldwide investing and has been with Scudder since 1976. Joan R. Gregory, Portfolio Manager, focuses on stock selection, a role she has played since she joined Scudder in 1992. Joan has been involved with investment in global and international stocks as an assistant portfolio manager since 1989.

SCUDDER GREATER EUROPE GROWTH FUND
INVESTMENT PORTFOLIO  as of October 31, 1995
--------------------------------------------------------------------------------------------------------------------------------

                    % of           Principal                                                                              Market
                    Portfolio      Amount ($)                                                                          Value ($)
---------------------------------------------------------------------------------------------------------------------------------
                     2.9%          REPURCHASE AGREEMENT
                              ----------------------------------------------------------------------------------------------------
                                   1,179,000 Repurchase Agreement with Donaldson, Lufkin &
                                             Jenrette dated 10/31/95 at 5.875% to be repurchased at
                                             $1,179,192 on 11/1/95,collateralized by a $784,000 U.S.
                                             Treasury Bond, 12%, 8/15/13 (Cost $1,179,000) . . . . . . . . . .         1,179,000
                                                                                                                 ---------------

                              --------------------------------------------------------------------------------------------------
                    7.1%           SHORT-TERM NOTE
                              --------------------------------------------------------------------------------------------------
                                   2,870,000  Federal Home Loan Mortgage Corp.
                                              Discount Note, 5.85%, 11/1/95
                                              (Cost $2,870,000). . . . . . . . . . . . . . . . . . . . . . . .         2,870,000
                                                                                                                 ---------------
                              --------------------------------------------------------------------------------------------------
                    3.4%           PREFERRED STOCKS
                              --------------------------------------------------------------------------------------------------
                                    Shares
                              --------------------------------------------------------------------------------------------------
GERMANY             2.4%
                                   1,475     RWE AG (Producer and marketer of
                                             petroleum and chemical products). . . . . . . . . . . . . . . . .           418,075
                                   3,750     SAP AG (Computer software manufacturer) . . . . . . . . . . . . .           575,407
                                                                                                                 ---------------
                                                                                                                         993,482
                                                                                                                 ---------------
ITALY               1.0%
                                   200,000   Fiat SpA (Multi-industry, automobiles). . . . . . . . . . . . . .           395,356
                                                                                                                 ---------------
                                             Total Preferred Stocks (Cost $1,057,081). . . . . . . . . . . . .         1,388,838
                                                                                                                 ---------------

                              --------------------------------------------------------------------------------------------------
                    86.6%          COMMON STOCKS
                              --------------------------------------------------------------------------------------------------

AUSTRIA             3.0%           6,400     Flughafen Wien AG (Operator of terminals
                                             and facilities at Vienna International Airport) . . . . . . . .             411,089
                                   2,800     OMV AG (Oil and gas company). . . . . . . . . . . . . . . . . . .           241,782
                                   3,600     VAE Eisenbahnsysteme AG (Manufacturer of
                                             electronic control systems for use in rail
                                             transportation technology). . . . . . . . . . . . . . . . . . . .           322,133
                                   4,000     Verbund (Leading supplier of hydro-electricity) . . . . . . . . .           244,407
                                                                                                                 ---------------
                                                                                                                       1,219,411
                                                                                                                 ---------------

DENMARK             1.0%
                                   9,200     Unidanmark A/S "A" (Bank holding company) . . . . . . . . . . . .           422,621
FINLAND             1.8%
                                   9,060     Nokia AB Oy (Preference) (Leading
                                             manufacturer of cellular telephones). . . . . . . . . . . . . . .           518,379



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

----
10

                                                                                                            INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------


                    % of                                                                                                  Market
                    Portfolio      Shares                                                                              Value ($)
--------------------------------------------------------------------------------------------------------------------------------
                                   14,300    Outokumpu Oy "A" (Metals and minerals). . . . . . . . . . . . . .           227,275
                                                                                                                 ---------------
                                                                                                                         745,654
                                                                                                                 ---------------
FRANCE              14.0%
                                   5,800     AXA (Insurance group providing insurance,
                                             finance and real estate services worldwide) . . . . . . . . . . .           322,803
                                     950     Carrefour (Hypermarket and food retailing). . . . . . . . . . . .           559,098
                                   5,000     Club Mediterranee (Operator of informal
                                             vacation resorts) * . . . . . . . . . . . . . . . . . . . . . . .           392,930
                                   5,000     Club Mediterranee Rights *. . . . . . . . . . . . . . . . . . . .             4,939
                                   3,550     Compagnie Bancaire SA (Bank). . . . . . . . . . . . . . . . . . .           368,822
                                   1,025     Comptoirs Modernes (Operator of
                                             supermarkets, grocery and department
                                             stores) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           329,764
                                   1,475     ECIA - Equipements et Composants pour
                                             l'Industrie Automobile (Manufacturer of
                                             automobile parts and accessories) . . . . . . . . . . . . . . . .           179,841
                                   2,000     Ecco SA (International business contractor
                                             active in employment services, industrial
                                             surveillance, cleaning and sanitation). . . . . . . . . . . . . .           310,656
                                   2,890     Essilor International (Manufacturer of various
                                             types of lenses, eyeglasses, contact lenses
                                             and optical measuring instruments). . . . . . . . . . . . . . . .           535,953
                                   1,800     LVMH Moet-Hennessy Louis Vuitton (Producer
                                             of wine, spirits and luxury products) . . . . . . . . . . . . . .           358,893
                                   3,975     La Brosse et Du Pont (Toiletries manufacturer). . . . . . . . . .           250,881
                                   9,870     Michelin "B" (Leading tire manufacturer) *. . . . . . . . . . . .           399,452
                                   6,200     Sligos SA (Electrical payment and computing
                                             engineering services company) . . . . . . . . . . . . . . . . . .           537,418
                                   5,200     Synthelabo (Pharmaceutical and biomedical
                                             producer) . . . . . . . . . . . . . . . . . . . . . . . . . . . .           335,443
                                   6,867     Total SA "B" (International oil and gas
                                             exploration, development and production). . . . . . . . . . . . .           425,247
                                   7,919     Valeo SA (Automobile and truck components
                                             manufacturer) . . . . . . . . . . . . . . . . . . . . . . . . . .           358,465
                                                                                                                 ---------------
                                                                                                                       5,670,605
                                                                                                                 ---------------
GERMANY             8.3%
                                   1,500     Bankgesellschaft Berlin AG (Commercial bank). . . . . . . . . . .           442,211
                                   6,000     Deutsche Bank AG (Bank) . . . . . . . . . . . . . . . . . . . . .           271,379
                                   4,085     Kampa-Haus AG (Designing and construction
                                             of prefabricated houses and sub-assemblies) . . . . . . . . . . .           162,216
                                   1,475     Mannesmann AG (Bearer) (Diversified
                                             construction and technology company). . . . . . . . . . . . . . .           485,450
                                   5,950     Schering AG (Pharmaceutical and
                                             chemical producer). . . . . . . . . . . . . . . . . . . . . . . .           415,067
                                     900     Siemens AG (Bearer) (Manufacturer of
                                             electrical and electronic equipment). . . . . . . . . . . . . . .           471,833



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                            ----

SCUDDER GREATER EUROPE GROWTH FUND
------------------------------------------------------------------------------------------------------------------------



                    % of                                                                                          Market
                    Portfolio      Shares                                                                      Value ($)
------------------------------------------------------------------------------------------------------------------------
                                   14,950    VEBA AG (Electric utility, distributor of oil
                                             and chemicals). . . . . . . . . . . . . . . . . . . . . . .         613,739
                                    1,200    Viag AG (Provider of electrical power and
                                             natural gas services, aluminum products,
                                             chemicals, ceramics and glass). . . . . . . . . . . . . . .         487,178
                                                                                                           -------------
                                                                                                               3,349,073
                                                                                                           -------------

IRELAND             1.1%
                                   116,717   Irish Life PLC (Provider of life and disability
                                             insurance and pensions) . . . . . . . . . . . . . . . . . .         428,950
                                                                                                           -------------

ITALY               9.0%
                                   100,000   Bulgari SpA (Manufacturer and retailer of fine
                                             jewelry, luxury watches and perfumes) * . . . . . . . . . .         869,156
                                    30,500   Gucci Group (New York registered Shares)
                                             (Designer and producer of personal
                                             luxury accessories and apparel)*. . . . . . . . . . . . . .         915,000
                                     7,500   Luxottica Group SpA (ADR) (Manufacturer
                                             and marketer of eyeglasses) . . . . . . . . . . . . . . . .         365,625
                                   572,000   Telecom Italia Mobile SpA (Cellular
                                             telecommunication services) * . . . . . . . . . . . . . . .         960,213
                                   110,000   Telecom Italia SpA (Telecommunication
                                             services) . . . . . . . . . . . . . . . . . . . . . . . . .         167,054
                                    55,000   Unicem SpA (Cement producer) *. . . . . . . . . . . . . . .         345,152
                                                                                                           -------------
                                                                                                               3,622,200
                                                                                                           -------------

NETHERLANDS         9.5%

                                     2,550   Akzo-Nobel N.V. (Chemical producer) . . . . . . . . . . . .         290,427
                                     9,300   Baan Company, N.V. (Producer of business
                                             management computer software) * . . . . . . . . . . . . . .         395,250
                                    17,000   Bols Wessanen CVA (Producer and distributor
                                             of food products) . . . . . . . . . . . . . . . . . . . . .         336,164
                                     8,119   Getronics N.V. (Computer and software
                                             distributor). . . . . . . . . . . . . . . . . . . . . . . .         387,477
                                     3,906   Heineken Holdings N.V. "A" (Brewery). . . . . . . . . . . .         646,173
                                    14,100   Koninklijke PTT Nederland (Telecommunication
                                             services) . . . . . . . . . . . . . . . . . . . . . . . . .         495,975
                                    12,330   Philips Electronics N.V. (Leading manufacturer
                                             of electrical equipment). . . . . . . . . . . . . . . . . .         476,695
                                     3,160   Telegraaf Holdings CVA (Newspaper publisher). . . . . . . .         454,633
                                     4,000   Wolters Kluwer CVA (Publisher). . . . . . . . . . . . . . .         364,051
                                                                                                           -------------
                                                                                                               3,846,845
                                                                                                           -------------

NORWAY              1.1%
                                    35,700   Saga Petroleum AS "A" (Free) (Oil and gas
                                             exploration and production) . . . . . . . . . . . . . . . .         447,074
                                                                                                           -------------
PORTUGAL            0.8%
                                    17,400   Portugal Telecom SA (Telecommunication
                                             services) * . . . . . . . . . . . . . . . . . . . . . . . .         329,452
                                                                                                           -------------

                                          THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
----
 12

                                                                                                    INVESTMENT PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
                    % of                                                                                          Market
                    Portfolio      Shares                                                                      Value ($)
------------------------------------------------------------------------------------------------------------------------
SPAIN               9.0%

                                    4,400    Acerinox, S.A (Stainless steel producer). . . . . . . . . .         459,173
                                    8,000    Banco Bilbao Vizcaya, S.A. (Leading
                                             financial group). . . . . . . . . . . . . . . . . . . . . .         244,560
                                    2,800    Banco Popular Espanol, S.A. (Retail bank) . . . . . . . . .         444,962
                                   11,000    Centros Comerciales Pryca, SA (Owner and
                                             operator of hypermarkets selling consumer
                                             products including groceries, appliances
                                             and clothing) . . . . . . . . . . . . . . . . . . . . . . .         234,397
                                   30,000    Compania Telefonica Nacional de Espana S.A.
                                             (Telecommunication services). . . . . . . . . . . . . . . .         378,642
                                   13,200    Cortefiel, S.A. (Operator of retail clothing stores
                                             and clothing manufacturer). . . . . . . . . . . . . . . . .         389,460
                                    3,000    Cristaleria Espanola, S.A. (Producer of sheet
                                             glass and glass fibers for construction) *. . . . . . . . .         186,862
                                   15,570    Repsol SA (Integrated oil company). . . . . . . . . . . . .         465,128
                                   42,000    Uralita, SA (Processor of concrete pipes and
                                             cement for the construction industry) . . . . . . . . . . .         423,391
                                    4,300    Zardoya-Otis SA (Manufacturer and installer
                                             of elevator equipment). . . . . . . . . . . . . . . . . . .         420,080
                                                                                                           -------------
                                                                                                               3,646,655
                                                                                                           -------------
SWEDEN              8.2%
                                   13,350    Astra AB "A" (Free) (Pharmaceutical company). . . . . . . .         490,421
                                    8,000    Autoliv AB (Free) (Manufacturer of safety
                                             airbags for automobiles). . . . . . . . . . . . . . . . . .         458,894
                                    6,900    Hennes & Mauritz AB "B" (Free) (Clothing
                                             and cosmetics retailer throughout Europe) . . . . . . . . .         450,855
                                   27,720    L.M. Ericsson Telephone Co. "B" (ADR)
                                             (Leading manufacturer of cellular
                                             telephone equipment). . . . . . . . . . . . . . . . . . . .         592,082
                                    7,700    Mo och Domsjo AB "B" (Free) (Manufacturer
                                             of newsprint, paperboard, and various sawn
                                             timber products). . . . . . . . . . . . . . . . . . . . . .         391,837
                                   21,000    S.K.F. AB "A" (Free) (Manufacturer of roller
                                             bearings) . . . . . . . . . . . . . . . . . . . . . . . . .         390,467
                                   21,000    Skandia Foersaekrings AB (Free) (Financial
                                             conglomerate) . . . . . . . . . . . . . . . . . . . . . . .         532,742
                                                                                                           -------------
                                                                                                               3,307,298
                                                                                                           -------------
SWITZERLAND         5.0%
                                      130    Baloise Holding Ltd. (Registered) (Provider
                                             of private, commercial and corporate
                                             insurance, life insurance, international
                                             reinsurance). . . . . . . . . . . . . . . . . . . . . . . .         266,520
                                      430    Brown, Boveri & Cie. AG (Bearer)
                                             (Manufacturer of electrical equipment). . . . . . . . . . .         498,293

                                   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                                                                     ----
                                                                                                                      13


SCUDDER GREATER EUROPE GROWTH FUND
------------------------------------------------------------------------------------------------------------------------

                    % of                                                                                          Market
                    Portfolio      Shares                                                                      Value ($)
------------------------------------------------------------------------------------------------------------------------
                                      500    Ciba-Geigy AG (Bearer) (Pharmaceutical
                                             company). . . . . . . . . . . . . . . . . . . . . . . . . .         431,148
                                    1,000    Elektrowatt AG (Bearer) (Holding company:
                                             owner of electric plants and interests in
                                             hydro and nuclear power plants) . . . . . . . . . . . . . .         301,804
                                      650    Sandoz Ltd. AG (Registered) (Pharmaceutical
                                             company). . . . . . . . . . . . . . . . . . . . . . . . . .         535,900
                                                                                                           -------------
                                                                                                               2,033,665
                                                                                                           -------------
UNITED KINGDOM      14.8%
                                   55,000    Argyll Group PLC (Owner and operator of
                                             retail food supermarkets) . . . . . . . . . . . . . . . . .         279,560
                                   61,567    British Petroleum PLC (Major integrated world
                                             oil company). . . . . . . . . . . . . . . . . . . . . . . .         452,619
                                   22,000    Carlton Communications PLC (Television post
                                             production products and services) . . . . . . . . . . . . .         335,125
                                   28,485    De La Rue PLC (Printer of commercial
                                             banknotes and securities) . . . . . . . . . . . . . . . . .         405,989
                                   66,000    Enterprise Oil PLC (Oil and gas exploration
                                             and production) . . . . . . . . . . . . . . . . . . . . . .         349,559
                                   36,500    Guinness PLC (Brewery). . . . . . . . . . . . . . . . . . .         292,572
                                   52,800    Kingfisher PLC (Retailer of wide range of
                                             consumer goods and merchandise) . . . . . . . . . . . . . .         396,932
                                   94,000    Next PLC (Retailer of clothing, accessories
                                             and fashion jewelry, also through home
                                             shopping) . . . . . . . . . . . . . . . . . . . . . . . . .         613,033
                                   45,903    PowerGen PLC (Electric utility) . . . . . . . . . . . . . .         412,213
                                   52,000    Reuters Holdings PLC (International news
                                             agency) . . . . . . . . . . . . . . . . . . . . . . . . . .         483,407
                                   64,279    Royal Bank of Scotland PLC (Bank) . . . . . . . . . . . . .         520,829
                                   60,067    SmithKline Beecham "A" (Manufacturer of
                                             ethical drugs and healthcare products). . . . . . . . . . .         627,250
                                   19,000    Southern Electric PLC (Electric company). . . . . . . . . .         286,121
                                   29,000    Zeneca Group PLC (Holding company:
                                             manufacturing and marketing of
                                             pharmaceutical and agrochemical
                                             products and specialty chemicals) . . . . . . . . . . . . .         540,331
                                                                                                           -------------
                                                                                                               5,995,540
                                                                                                           -------------

                                             Total Common Stocks (Cost $30,978,695). . . . . . . . . . .      35,065,043
                                                                                                           -------------
------------------------------------------------------------------------------------------------------------------------

                                             Total Investment Portfolio - 100.0%
                                              (Cost $36,084,776) (a)     . . . . . . . . . . . . . . . .      40,502,881
                                                                                                           -------------
                                                                                                           -------------


     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS
----
 14

                                                            INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

(a) The cost for federal income tax purposes was $36,084,776. At October 31, 1995, net unrealized appreciation for all securities based on tax cost was $4,418,105. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $5,336,989 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $918,884.

 *    Non-income producing security.

      Sector breakdown of the Fund's equity securities is noted on page 5.








     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS
                                                                            ----


SCUDDER GREATER EUROPE GROWTH FUND
FINANCIAL STATEMENTS
------------------------------------------------------------------------------------------------------------------------

                    STATEMENT OF ASSETS AND LIABILITIES

                    October 31, 1995
                    --------------------------------------------------------------------------------
                    ASSETS
                    Investments, at market (identified cost $36,084,776)
                       (Note A). . . . . . . . . . . . . . . . . . . .                  $ 40,502,881
                    Cash   . . . . . . . . . . . . . . . . . . . . . .                           986
                    Receivables:
                       Fund shares sold. . . . . . . . . . . . . . . .                       212,520
                       Dividends and interest. . . . . . . . . . . . .                        21,904
                       Foreign taxes recoverable . . . . . . . . . . .                        48,728
                    Deferred organization expense (Note A) . . . . . .                        46,580
                                                                                        ------------
                       Total assets. . . . . . . . . . . . . . . . . .                    40,833,599
                    LIABILITIES
                    Payables:
                       Fund shares redeemed. . . . . . . . . . . . . .     $   57,199
                       Accrued expenses (Note C) . . . . . . . . . . .        184,408
                                                                           ----------
                       Total liabilities . . . . . . . . . . . . . . .                       241,607
                                                                                        ------------
                    Net assets, at market value. . . . . . . . . . . .                  $ 40,591,992
                                                                                        ------------
                                                                                        ------------
                    NET ASSETS
                    Net assets consist of:
                       Undistributed net investment income . . . . . .                  $    307,076
                       Unrealized appreciation on:
                          Investments. . . . . . . . . . . . . . . . .                     4,418,105
                          Foreign currency related transactions. . . .                           330
                       Accumulated net realized gain . . . . . . . . .                       418,781
                       Capital stock . . . . . . . . . . . . . . . . .                        29,011
                       Additional paid-in capital. . . . . . . . . . .                    35,418,689
                                                                                        ------------
                    Net assets, at market value. . . . . . . . . . . .                  $ 40,591,992
                                                                                        ------------
                                                                                        ------------
                    NET ASSET VALUE, offering and redemption price per
                       share ($40,591,992 DIVIDED BY 2,901,077 shares of
                       capital stock outstanding, $.01 par value,
                       100,000,000 shares authorized). . . . . . . . .                        $13.99
                                                                                              ------
                                                                                              ------






    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
----
 16

                                                                                                   FINANCIAL STATEMENTS
-----------------------------------------------------------------------------------------------------------------------

     STATEMENT OF OPERATIONS


YEAR ENDED OCTOBER 31, 1995
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $43,756) . . . . . .                    $   523,726
Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . .                        235,292
                                                                                    -----------
                                                                                        759,018
Expenses:
Management fee (Note C). . . . . . . . . . . . . . . . . . . . .       $       -
Services to shareholders (Note C). . . . . . . . . . . . . . . .         110,684
Custodian and accounting fees (Note C) . . . . . . . . . . . . .          84,423
Directors' fees and expenses (Note C). . . . . . . . . . . . . .          59,880
Auditing . . . . . . . . . . . . . . . . . . . . . . . . . . . .          60,238
Reports to shareholders. . . . . . . . . . . . . . . . . . . . .          39,471
Amortization of organization expense (Note A). . . . . . . . . .          11,854
Federal registration . . . . . . . . . . . . . . . . . . . . . .           9,722
Legal. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          11,049
State registration . . . . . . . . . . . . . . . . . . . . . . .          16,671
Other. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           9,357        413,349
                                                                       ------------------------
Net investment income. . . . . . . . . . . . . . . . . . . . . .                        345,669
                                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENT TRANSACTIONS
Net realized gain (loss) from:
   Investments . . . . . . . . . . . . . . . . . . . . . . . . .         418,781
   Foreign currency related transactions . . . . . . . . . . . .         (24,361)       394,420
                                                                       ---------
Net unrealized appreciation during the period on:
   Investments . . . . . . . . . . . . . . . . . . . . . . . . .       4,312,975
   Foreign currency related transactions . . . . . . . . . . . .           2,289      4,315,264
                                                                       ------------------------
Net gain on investment transactions. . . . . . . . . . . . . . .                      4,709,684
                                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . .                    $ 5,055,353
                                                                                    -----------
                                                                                    -----------





    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
                                                                            ----
                                                                             17


SCUDDER GREATER EUROPE GROWTH FUND
--------------------------------------------------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          FOR THE PERIOD
                                                                                         OCTOBER 10, 1994
                                                                               YEAR       (COMMENCEMENT
                                                                               ENDED     OF OPERATIONS) TO
                                                                             OCTOBER 31,    OCTOBER 31,
                    INCREASE (DECREASE) IN NET ASSETS                          1995            1994
                    -------------------------------------------------------------------------------------
                    Operations:
                    Net investment income. . . . . . . . . . . . . . .  $     345,669         $     6,080
                    Net realized gain (loss) from investment
                       transactions. . . . . . . . . . . . . . . . . .        394,420              (4,369)
                    Net unrealized appreciation on investment
                       transactions during the period. . . . . . . . .      4,315,264             103,171
                                                                        -------------         -----------
                    Net increase in net assets resulting
                       from operations . . . . . . . . . . . . . . . .      5,055,353             104,882
                                                                        -------------         -----------
                    Distributions to shareholders from net
                       investment income ($.02 per share). . . . . . .        (26,912)                  -
                                                                        -------------         -----------
                    Fund share transactions:
                    Proceeds from shares sold. . . . . . . . . . . . .     49,268,332           7,878,987
                    Net asset value of shares issued to
                       shareholders in reinvestment of distributions .         26,407                   -
                    Cost of shares redeemed. . . . . . . . . . . . . .    (21,590,930)           (125,327)
                                                                        -------------         -----------
                    Net increase in net assets from Fund share
                       transactions. . . . . . . . . . . . . . . . . .     27,703,809           7,753,660
                                                                        -------------         -----------
                    INCREASE IN NET ASSETS . . . . . . . . . . . . . .     32,732,250           7,858,542
                    Net assets at beginning of period. . . . . . . . .      7,859,742               1,200
                                                                        -------------         -----------
                    NET ASSETS AT END OF PERIOD (including
                       undistributed net investment income
                       of $307,076 and $1,711, respectively) . . . . .  $  40,591,992         $ 7,859,742
                                                                        -------------         -----------
                                                                        -------------         -----------
                    OTHER INFORMATION
                    INCREASE (DECREASE) IN FUND SHARES
                    Shares outstanding at beginning of period. . . . .        645,237                 100
                                                                        -------------         -----------
                    Shares sold. . . . . . . . . . . . . . . . . . . .      3,909,689             655,588
                    Shares issued to shareholders in reinvestment
                       of distributions. . . . . . . . . . . . . . . .          2,316                   -
                    Shares redeemed. . . . . . . . . . . . . . . . . .     (1,656,165)            (10,451)
                                                                        -------------         -----------
                    Net increase in Fund shares. . . . . . . . . . . .      2,255,840             645,137
                                                                        -------------         -----------
                    Shares outstanding at end of period. . . . . . . .      2,901,077             645,237
                                                                        -------------         -----------
                                                                        -------------         -----------





      THE ACCOMPANY NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
----
 18



                                                                                                   FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------

THE FOLLOWING TABLE INCLUDES SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT
EACH PERIOD AND OTHER PERFORMANCE INFORMATION DERIVED FROM THE FINANCIAL
STATEMENTS.


                                                                                              For the Period
                                                                             Year            October 10, 1994
                                                                             Ended            (commencement
                                                                          October 31,        of operations) to
                                                                             1995            October 31, 1994
                                                                          -----------        -----------------
Net asset value, beginning of period . . . . . . . . . . . . . . . . .         $12.18              $12.00
                                                                               ------              ------
Income from investment operations:
 Net investment income (a) . . . . . . . . . . . . . . . . . . . . . .            .13                 .01
 Net realized and unrealized gain on investment transactions . . . . .           1.70                 .17
                                                                               ------              ------
Total from investment operations . . . . . . . . . . . . . . . . . . .           1.83                 .18
                                                                               ------              ------
Less distributions from net investment income. . . . . . . . . . . . .           (.02)                  -
                                                                               ------              ------
Net asset value, end of period . . . . . . . . . . . . . . . . . . . .         $13.99              $12.18
                                                                               ------              ------
                                                                               ------              ------
Total Return (%) . . . . . . . . . . . . . . . . . . . . . . . . . . .          15.06                1.50**
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions) . . . . . . . . . . . . . . . .             41                   8
Ratio of operating expenses, net to average daily net assets (%) (a)             1.50                1.50*
Ratio of net investment income to average daily net assets (%) . . . .           1.25                2.40*
Portfolio turnover rate (%). . . . . . . . . . . . . . . . . . . . . .           27.9                   -
(a)   Reflects a per share amount of expenses, exclusive of
       management fees, reimbursed by the Adviser of . . . . . . . . .        $     -             $   .01
      Reflects a per share amount of management fee and other
       fees not imposed. . . . . . . . . . . . . . . . . . . . . . . .        $   .13             $   .02
      Operating expense ratio including expenses reimbursed,
       management fee and other expenses not imposed (%) . . . . . . .           2.74               11.46*

 *    Annualized
**    Not annualized

SCUDDER GREATER EUROPE GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

A.   SIGNIFICANT ACCOUNTING POLICIES
-------------------------------------------------------------------------------
Scudder Greater Europe Growth Fund (the "Fund") is a non-diversified series of Scudder International Fund, Inc. (the "Corporation"). The Corporation is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The policies described below are followed consistently by the Fund in the preparation of its financial statements in conformity with generally accepted accounting principles.

SECURITY VALUATION. Portfolio securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the National Association of Securities Dealers Automatic Quotation ("NASDAQ") System, for which there have been sales, are valued at the most recent sale price reported on such system. If there are no such sales, the value is the high or "inside" bid quotation. Securities which are not quoted on the NASDAQ System but are traded in another over-the-counter market are valued at the most recent sale price on such market. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation shall be used.

Short-term investments having a maturity of sixty days or less are valued at amortized cost.

All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Directors.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value, depending on the maturity of the repurchase agreement, is equal to at least 100.5% of the resale price.


--
20

                                                  NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the daily rates of exchange, and

(ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gain (loss) from foreign currency related transactions includes gains and losses between trade and settlement dates on securities transactions, gains and losses arising from the sales of foreign currency, and gains and losses between the ex and payment dates on dividends, interest, and foreign withholding taxes.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract (forward contract) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. During the period, the Fund utilized forward contracts as a hedge in connection with portfolio purchases and sales of securities denominated in foreign currencies.

Forward contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. Forward contracts having the same settlement date and broker are offset and any gain
(loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of the forward contract to buy and the forward contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.


                                                                             --
                                                                             21

SCUDDER GREATER EUROPE GROWTH FUND
-------------------------------------------------------------------------------

FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

DISTRIBUTION OF INCOME AND GAINS. Distributions of net investment income are made annually. During any particular year net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders annually. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

ORGANIZATION COSTS. Costs incurred by the Fund in connection with its organization and initial registration of shares have been deferred and are being amortized on a straight-line basis over a five-year period.

OTHER. Investment security transactions are accounted for on a trade-date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

B.   PURCHASES AND SALES OF SECURITIES
-------------------------------------------------------------------------------
For the year ended October 31, 1995, purchases and sales of investment securities (excluding short-term investments) aggregated $31,543,518 and $6,727,141, respectively.


--
22

                                                  NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
C.   RELATED PARTIES
-------------------------------------------------------------------------------
Under the Fund's Investment Management Agreement (the "Agreement") with Scudder, Stevens & Clark, Inc. (the "Adviser"), the Fund has agreed to pay to the Adviser a fee equal to an annualized rate of 1.00% of the Fund's average daily net assets, computed and accrued daily and payable monthly. As manager of the assets of the Fund, the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and restrictions. The Adviser determines the securities, instruments, and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Agreement. The Agreement provides that if the Fund's expenses, exclusive of taxes, interest, and extraordinary expenses, exceed specified limits, such excess, up to the amount of the management fee, will be paid by the Adviser. In addition, the Adviser agreed not to impose all or a portion of its management fee until February 29, 1996, and during such period to maintain the annualized expenses of the Fund at not more than 1.50% of average daily net assets. For the year ended October 31, 1995, the Adviser did not impose all of its management fee amounting to $274,656.

Scudder Service Corporation ("SSC"), a wholly-owned subsidiary of the Adviser, is the transfer, dividend paying and shareholder service agent for the Fund. For the year ended October 31, 1995, the amount charged by SSC aggregated $123,598, of which $48,403 was not imposed and $74,698 was unpaid at October 31, 1995.

Scudder Fund Accounting Corporation ("SFAC"), a wholly-owned subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records for the Fund. For the year ended October 31, 1995, the amount charged by SFAC aggregated $50,000, of which $19,581 was not imposed and $30,419 was unpaid at October 31, 1995.

The Fund pays each Director not affiliated with the Adviser $4,000 annually, plus specified amounts for attended board and committee meetings. For the year ended October 31, 1995, Directors' fees and expenses aggregated $59,880, of which $28,000 was unpaid at October 31, 1995.



                                                                             --
                                                                             23

SCUDDER GREATER EUROPE GROWTH FUND
REPORT OF INDEPENDENT ACCOUNTANTS
-------------------------------------------------------------------------------

TO THE BOARD OF DIRECTORS OF SCUDDER INTERNATIONAL FUND, INC. AND THE SHAREHOLDERS OF SCUDDER GREATER EUROPE GROWTH FUND:

We have audited the accompanying statement of assets and liabilities of Scudder Greater Europe Growth Fund, including the investment portfolio, as of October 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period October 10, 1994 (commencement of operations) to October 31, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder Greater Europe Growth Fund as of October 31, 1995, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and for the period October 10, 1994 (commencement of operations) to October 31, 1994 in conformity with generally accepted accounting principles.

Boston, Massachusetts                                 COOPERS & LYBRAND L.L.P.
December 11, 1995


--
24

TAX INFORMATION

The Fund will mail shareholders IRS Form 1099-Div in late January, summarizing all taxable distributions paid for 1995.

Pursuant to section 852 of the Internal Revenue Code, the Fund designates $69,536 as capital gain dividends for its taxable year ended October 31, 1995.

The Fund paid foreign taxes of $43,756 and the Fund recognized $266,832 of foreign source income during the taxable year ended October 31, 1995. Pursuant to section 853 of the Internal Revenue Code, the Fund designates $.02 per share of foreign taxes and $.09 of income from foreign sources as having been paid in the taxable year ended October 31, 1995.

Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your Scudder Fund account, please call a Scudder Investor Relations Representative at 1-800-225-5163.


OFFICERS AND DIRECTORS

Edmond D. Villani*
    Chairman of the Board and Director

Nicholas Bratt*
    President and Director

Paul Bancroft III
    Director; Venture Capitalist and Consultant

Thomas J. Devine
    Director; Consultant

Keith R. Fox
    Director; President, Exeter Capital Management Corporation

William H. Gleysteen, Jr.
    Director; President, The Japan Society, Inc.

William H. Luers
    Director; President, The Metropolitan Museum of Art

Dr. Wilson Nolen
    Director; Consultant

Juris Padegs*
    Director, Vice President and Assistant Secretary

Daniel Pierce*
    Director

Dr. Gordon Shillinglaw
    Director; Professor Emeritus of Accounting, Columbia University Graduate School of Business

Robert G. Stone, Jr.
    Honorary Director; Chairman of the Board and Director, Kirby Corporation

Robert W. Lear
    Honorary Director; Executive-in-Residence, Visiting Professor, Columbia University Graduate School of Business

Elizabeth J. Allan*
    Vice President

Carol L. Franklin*
    Vice President

Edmund B. Games, Jr.*
    Vice President

Jerard K. Hartman*
    Vice President

William E. Holzer*
    Vice President

Thomas W. Joseph*
    Vice President

William F. Truscott*
    Vice President

David S. Lee*
    Vice President and Assistant Treasurer

Thomas F. McDonough*
    Vice President and Secretary

Pamela A. McGrath*
    Vice President and Treasurer

Edward J. O'Connell*
    Vice President and Assistant Treasurer

Kathryn L. Quirk*
    Vice President and Assistant Secretary

Richard W. Desmond*
    Assistant Secretary

Coleen Downs Dinneen*
    Assistant Secretary

* Scudder, Stevens & Clark, Inc.

INVESTMENT PRODUCTS AND SERVICES



 The Scudder Family of Funds
 -----------------------------------------------------------------------------------------------------------------
                 Money Market                                        Income
                   Scudder Cash Investment Trust                       Scudder Emerging Markets Income Fund
                   Scudder U.S. Treasury Money Fund                    Scudder GNMA Fund
                 Tax Free Money Market+                                Scudder Income Fund
                   Scudder Tax Free Money Fund                         Scudder International Bond Fund
                   Scudder California Tax Free Money Fund*             Scudder Short Term Bond Fund
                   Scudder New York Tax Free Money Fund*               Scudder Short Term Global Income Fund
                 Tax Free+                                             Scudder Zero Coupon 2000 Fund
                   Scudder California Tax Free Fund*                 Growth
                   Scudder High Yield Tax Free Fund                    Scudder Capital Growth Fund
                   Scudder Limited Term Tax Free Fund                  Scudder Development Fund
                   Scudder Managed Municipal Bonds                     Scudder Global Fund
                   Scudder Massachusetts Limited Term Tax Free Fund*   Scudder Global Small Company Fund
                   Scudder Massachusetts Tax Free Fund*                Scudder Gold Fund
                   Scudder Medium Term Tax Free Fund                   Scudder Greater Europe Growth Fund
                   Scudder New York Tax Free Fund*                     Scudder International Fund
                   Scudder Ohio Tax Free Fund*                         Scudder Latin America Fund
                   Scudder Pennsylvania Tax Free Fund*                 Scudder Pacific Opportunities Fund
                 Growth and Income                                     Scudder Quality Growth Fund
                   Scudder Balanced Fund                               Scudder Small Company Value Fund
                   Scudder Growth and Income Fund                      Scudder Value Fund
                                                                       The Japan Fund
 Retirement Plans and Tax-Advantaged Investments
  -----------------------------------------------------------------------------------------------------------------
                   IRAs                                                403(b) Plans
                   Keogh Plans                                         SEP-IRAs
                   Scudder Horizon Plan+++* (a variable annuity)         Profit Sharing and Money Purchase
                   401(k) Plans                                            Pension Plans
 Closed-End Funds#
 -----------------------------------------------------------------------------------------------------------------
                   The Argentina Fund, Inc.                            The Latin America Dollar Income Fund, Inc.
                   The Brazil Fund, Inc.                               Montgomery Street Income Securities, Inc.
                   The First Iberian Fund, Inc.                        Scudder New Asia Fund, Inc.
                   The Korea Fund, Inc.                                Scudder New Europe Fund, Inc.
                                                                       Scudder World Income
                                                                           Opportunities Fund, Inc.
 Institutional Cash Management
 -----------------------------------------------------------------------------------------------------------------
                   Scudder Institutional Fund, Inc.                    Scudder Treasurers Trust(TM)++
                   Scudder Fund, Inc.
 -----------------------------------------------------------------------------------------------------------------

    For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *Not available in all states. +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc. are traded on various stock exchanges. ++For information on Scudder Treasurers Trust,(TM) an institutional cash management service that utilizes certain portfolios of Scudder Fund, Inc. ($100,000 minimum), call 1-800-541-7703.

HOW TO CONTACT SCUDDER


 Account Service and Information
 -------------------------------------------------------------------------------------------------------------

                                         For existing account service and transactions
                                         SCUDDER INVESTOR RELATIONS
                                         1-800-225-5163

                                         For personalized information about your
                                         Scudder accounts; exchanges and
                                         redemptions; or information on any
                                         Scudder fund SCUDDER AUTOMATED
                                         INFORMATION LINE (SAIL) 1-800-343-2890
 Investment Information
 -------------------------------------------------------------------------------------------------------------

                                         To receive information about the
                                         Scudder funds, for additional
                                         applications and prospectuses, or for
                                         investment questions SCUDDER INVESTOR
                                         RELATIONS 1-800-225-2470

                                         For establishing 401(k) and 403(b) plans
                                         SCUDDER DEFINED CONTRIBUTION SERVICES
                                         1-800-323-6105

 Please address all correspondence to
 -------------------------------------------------------------------------------------------------------------

                                         THE SCUDDER FUNDS
                                         P.O. BOX 2291
                                         BOSTON, MASSACHUSETTS
                                         02107-2291
 Or stop by a Scudder Funds Center
 -------------------------------------------------------------------------------------------------------------

                                         Many  shareholders  enjoy the  personal,  one-on-one  service of the
                                         Scudder  Funds  Centers.  Check for a Funds Center near you--they can be found in the following cities:
                                         Boca Raton                            New York
                                         Boston                                Portland, OR
                                         Chicago                               San Diego
                                         Cincinnati                            San Francisco
                                         Los Angeles                           Scottsdale
 -------------------------------------------------------------------------------------------------------------

                                         For information on Scudder                 For information on Scudder
                                         Treasurers Trust,(TM) an institutional     Institutional Funds,* funds
                                         cash management service for                designed to meet the broad
                                         corporations, non-profit                   investment management and
                                         organizations and trusts that uses         service needs of banks and
                                         certain portfolios of Scudder Fund,        other institutions, call
                                         Inc.* ($100,000 minimum), call             1-800-854-8525.
                                         1-800-541-7703.
 -------------------------------------------------------------------------------------------------------------

    Scudder Investor Relations and Scudder Funds Centers are services provided through Scudder Investor Services, Inc., Distributor.

 * Contact Scudder Investor Services, Inc., Distributor, to receive a prospectus with more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Celebrating Over 75 Years of Serving Investors


     Established in 1919 by Theodore Scudder, Sidney Stevens, and F. Haven Clark, Scudder, Stevens & Clark was the first independent investment counsel firm in the United States. Since its birth, Scudder's pioneering spirit and commitment to professional long-term investment management have helped shape the investment industry. In 1928, we introduced the nation's first no-load mutual fund. Today we offer 37 pure no load(TM) funds, including the first international mutual fund offered to U.S. investors.


     Over the years, Scudder's global investment perspective and dedication to research and fundamental investment disciplines have helped us become one of the largest and most respected investment managers in the world. Though times have changed since our beginnings, we remain committed to our long-standing principles: managing money with integrity and distinction; keeping the interests of our clients first; providing access to investments and markets that may not be easily available to individuals; and making investing as simple and convenient as possible through friendly, comprehensive service.